Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Value added tax recoverable	$ 363,287	$ 318,453
Deposits	159,170	151,318
Prepaid expenses	4,938	107,067
Payment on behalf of others	2,345	1,536
Others	703	2,795
Prepaid expenses and other current assets	$ 530,443	$ 581,169